Acquisitions, Divestitures and Discontinued Operations, Business Acquisitions (Details) £ in Millions, $ in Millions														3 Months Ended								12 Months Ended
	Dec. 18, 2017 USD ($)	Oct. 17, 2017 USD ($)	Sep. 08, 2017 USD ($)	May 19, 2017 USD ($)	Jan. 05, 2017 USD ($)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 GBP (£)	Sep. 30, 2016 USD ($)	Jan. 22, 2016 USD ($)	Oct. 13, 2015 USD ($)	May 27, 2015 USD ($)	May 27, 2015 GBP (£)	Jan. 21, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 23, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 25, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 12, 2017 USD ($)	Mar. 17, 2017 USD ($)	Nov. 22, 2016 GBP (£)	May 27, 2015 GBP (£)
Business Acquisition [Line Items]
Fair value of liability, contingent consideration														$ 31				$ 29				$ 31	$ 29
Goodwill recognized														6,615				6,374				6,615	6,374	$ 6,095
Net sales														$ 2,574	$ 2,293	$ 2,385	$ 2,321	$ 2,643	$ 2,184	$ 2,318	$ 2,065	9,573	9,210	9,231
Loss before income taxes																						871	$ 804	$ 639
Kigre, Inc [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13
Goodwill recognized	$ 9
Escola De Aviacao Aerocondor, S.A [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 13
Goodwill recognized		$ 12
Doss Aviation, Inc. [Member]
Business Acquisition [Line Items]
Goodwill recognized																									$ 37
Goodwill deductible for income tax purposes																									$ 13
Adaptive Methods, Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition			$ 33
Goodwill recognized			$ 28
OpenWaterPowerInc [Member]
Business Acquisition [Line Items]
Fair value of liability, contingent consideration				$ 14
Goodwill recognized				25
OpenWaterPowerInc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase price of acquisition				17
OpenWaterPowerInc [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Identifiable intangible assets				$ 65
OceanServer Technology, Inc. [Member]
Business Acquisition [Line Items]
Goodwill recognized																										$ 19
Explosive Trace Detection Business of Implant Sciences [Member]
Business Acquisition [Line Items]
Purchase price of acquisition					$ 118
Goodwill recognized					$ 80
Kigre, G-Air, Doss Aviation, Adaptive Methods, Open Water Power, OceanServer and ETD Business [Member]
Business Acquisition [Line Items]
Net sales																						80
Loss before income taxes																						$ (1)
MacDonald Humfrey (Automation) Limited [Member]
Business Acquisition [Line Items]
Purchase price of acquisition						$ 327	£ 263
Fair value of liability, contingent consideration						26																					£ 21
Goodwill recognized						255																					204
Identifiable intangible assets						$ 56																					45
Weighted average useful life						10 years	10 years
MacDonald Humfrey (Automation) Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business acquisition contingent consideration						$ 38																					30
MacDonald Humfrey (Automation) Limited [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Identifiable intangible assets						8																					6
MacDonald Humfrey (Automation) Limited [Member] | Technology [Member]
Business Acquisition [Line Items]
Identifiable intangible assets						12																					10
MacDonald Humfrey (Automation) Limited [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identifiable intangible assets						$ 36																					£ 29
Micreo Limited and Aerosim [Member]
Business Acquisition [Line Items]
Purchase price of acquisition								$ 86
Goodwill recognized								59
Goodwill deductible for income tax purposes								$ 6
Advanced Technical Materials, Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition									$ 27
Goodwill recognized									$ 20
ForceX, Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition										$ 61
Goodwill recognized										53
Goodwill deductible for income tax purposes										$ 52
CTC Aviation Group [Member]
Business Acquisition [Line Items]
Purchase price of acquisition											$ 236	£ 153
Goodwill recognized											$ 182																	£ 118
MITEQ, Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition													$ 41
Goodwill recognized													11
Goodwill deductible for income tax purposes													$ 4